INVENTORY	12 Months Ended
Sep. 30, 2021
Inventory Disclosure [Abstract]
INVENTORY.

NOTE 4 – INVENTORY

The Company’s finished goods inventory consisted of the following on September 30, 2021, and September 30, 2020:

	September 30,	September 30,
	2021	2020
Computers	$6,881	$13,522
Hasp keys	3,581	633
Loop player	212,586	24,920
Total inventory	$223,048	$39,075